Fair Value Measurements (Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Aggregate loan fair value		¥ 63,272	¥ 90,893
Investment in securities, measured at fair value		9,384	25,295
Other assets		6,297	18,206
Policy liabilities and Policy Account Balances		266,422	300,739
Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Aggregate unpaid loan principal balance		63,272	90,893
Aggregate loan fair value		60,556	84,906
Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		6,297	18,206
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances		266,422	300,739
Equity securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value		3,187	1,225	¥ 1,141
Investment in securities, measured at fair value		4,940	6,326
Investment in securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Amount by which aggregate fair value of loan exceeds aggregate unpaid principal balance		1,537	780
Investment in securities, measured at fair value		13,737	11,631
Foreign government bond securities | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value		(28)	(8)	(19)
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from changes in instrument-specific credit risk		0	0	0
Amount by which aggregate fair value of loan exceeds aggregate unpaid principal balance		2,716	5,987
Other assets		6,297	18,206
Policy liabilities and Policy Account Balances		266,422	300,739
Fair Value, Measurements, Recurring | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value		3,260	5,220	(401)
Investment in securities, measured at fair value	[1]	63,272	90,893
Fair Value, Measurements, Recurring | Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[2]	6,297	18,206
Fair Value, Measurements, Recurring | Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[3]	266,422	300,739
Fair Value, Measurements, Recurring | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment in securities, measured at fair value	[4],[5]	396,465	375,174
Foreign Corporate Debt Securities | Fair Value, Measurements, Recurring | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value		(1,080)	(210)	¥ (784)
Investment in securities, measured at fair value		¥ 2,907	¥ 18,189

[1]	A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and institutional investors. Included in “Other (income) and expense” in the consolidated statements of income were gains of ¥401 million, ¥5,220 million and a loss of ¥3,260 million from the change in the fair value of the loans for fiscal 2019, 2020 and 2021, respectively. No gains or losses were recognized in earnings during fiscal 2019, 2020 and 2021 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2020, were ¥84,906 million and ¥90,893 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥5,987 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2021, were ¥60,556 million and ¥63,272 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥2,716 million. As of March 31, 2020 and 2021, there were no loans that are 90 days or more past due or, in non-accrual status.
[2]	Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥18,206 million and ¥6,297 million as of March 31, 2020 and 2021, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings for fiscal 2019, 2020 and 2021, see Note 26 “Life Insurance Operations.”
[3]	Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥300,739 million and ¥266,422 million as of March 31, 2020 and 2021, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings for fiscal 2019, 2020 and 2021, see Note 26 “Life Insurance Operations.”
[4]	Certain subsidiaries elected the fair value option for certain investments in investment funds included in equity securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥1,141 million, ¥1,225 million and ¥3,187 million from the change in the fair value of those investments for fiscal 2019, 2020 and 2021, respectively. The amounts of aggregate fair value elected the fair value option were ¥6,326 million and ¥4,940 million as of March 31, 2020 and 2021, respectively.
[5]	The amounts of investment funds measured at net asset value per share which are not included in the above tables were ¥11,631 million and ¥13,737 million as of March 31, 2020 and 2021, respectively.